Long-term Debt (Schedule Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified					12 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Revolving Credit Facility [Member]	Dec. 31, 2011 Revolving Credit Facility [Member]	Dec. 31, 2011 Foundry Park I Mortgage Loan - Due 2015 [Member]	Dec. 31, 2012 Foundry Park I Mortgage Loan - Due 2015 [Member]	Apr. 30, 2012 7.125% Senior Notes [Member] Senior Notes [Member]	Dec. 31, 2011 7.125% Senior Notes [Member] Senior Notes [Member]	Dec. 31, 2012 7.125% Senior Notes [Member] Senior Notes [Member]	Apr. 16, 2012 7.125% Senior Notes [Member] Senior Notes [Member]	Dec. 31, 2012 4.10% Senior Notes [Member] Senior Notes [Member]	Dec. 20, 2012 4.10% Senior Notes [Member] Senior Notes [Member]	Dec. 31, 2011 4.10% Senior Notes [Member] Senior Notes [Member]	Dec. 31, 2012 Lines of Credit [Member]	Dec. 31, 2011 Lines of Credit [Member]
Debt Instrument [Line Items]
Long-term debt and current maturities	$ 428,789	$ 243,567	$ 75,000	$ 22,000	$ 63,544	$ 0		$ 150,000	$ 0	$ 150,000	$ 349,407		$ 0	$ 4,382	$ 8,023
Current maturities of long-term debt	(4,382)	(10,966)
Total long-term debt	$ 424,407	$ 232,601
Debt instrument, maturity date					2015		2016	2016			2022
Senior notes, interest rate								7.125%		7.125%	4.10%	4.10%